Expense Example {- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2040 Fund - Class Z6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	159
5 years	275
10 years	$ 606